Quarterly Holdings Report
for
Fidelity® Real Estate Investment Portfolio
October 31, 2024
REA-NPRT1-1224
1.809107.121
Common Stocks - 99.5%
	Shares	Value ($)
UNITED STATES - 99.5%
Real Estate - 99.5%
Health Care REITs - 12.4%
Ventas Inc	3,093,454	202,590,303
Welltower Inc	1,457,640	196,606,483
		399,196,786
Hotel & Resort REITs - 0.5%
Ryman Hospitality Properties Inc	143,700	15,383,084
Industrial REITs - 14.9%
Americold Realty Trust Inc	2,934,900	75,368,232
Prologis Inc	2,836,815	320,389,886
STAG Industrial Inc Class A	1,433,700	53,448,336
Terreno Realty Corp	533,400	31,977,330
		481,183,784
Real Estate Management & Development - 5.5%
CBRE Group Inc Class A (a)	1,038,100	135,959,957
Compass Inc Class A (a)	3,417,400	21,700,490
CoStar Group Inc (a)	283,400	20,628,686
		178,289,133
Residential REITs - 16.9%
American Homes 4 Rent Class A	1,928,700	67,967,388
Camden Property Trust	332,900	38,546,491
Elme Communities	991,800	16,731,666
Equity LifeStyle Properties Inc	175,074	12,276,189
Equity Residential	1,331,200	93,676,544
Invitation Homes Inc	1,590,600	49,960,746
Mid-America Apartment Communities Inc	342,000	51,758,280
Sun Communities Inc	715,863	94,980,703
UDR Inc	2,803,941	118,298,271
		544,196,278
Retail REITs - 14.8%
Acadia Realty Trust	419,900	10,283,351
Curbline Properties Corp	1,067,650	24,160,920
FrontView REIT Inc	382,000	7,128,120
InvenTrust Properties Corp	241,100	7,100,394
Kimco Realty Corp	5,988,790	142,054,099
Macerich Co/The	974,000	18,213,800
NNN REIT Inc	2,785,200	120,989,088
Phillips Edison & Co Inc (b)	683,700	25,850,697
Regency Centers Corp	442,300	31,597,912
SITE Centers Corp	600,425	9,576,779
Tanger Inc	795,200	26,424,496
Urban Edge Properties	2,313,000	51,441,120
		474,820,776
Specialized REITs - 34.5%
American Tower Corp	1,509,200	322,274,568
Crown Castle Inc	392,700	42,211,323
CubeSmart	1,435,200	68,659,968
Digital Realty Trust Inc	715,700	127,559,211
Equinix Inc	299,300	271,788,344
Extra Space Storage Inc	144,140	23,538,062
Four Corners Property Trust Inc	997,500	27,491,100
Lamar Advertising Co Class A	343,100	45,289,200
Public Storage Operating Co	411,600	135,441,096
SBA Communications Corp Class A	151,783	34,829,645
Weyerhaeuser Co	352,200	10,974,552
		1,110,057,069
TOTAL REAL ESTATE		3,203,126,910

TOTAL COMMON STOCKS (Cost $2,398,867,054)		3,203,126,910

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	23,049,038	23,053,648
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	4,416,710	4,417,151
TOTAL MONEY MARKET FUNDS (Cost $27,470,799)			27,470,799

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,426,337,853)	3,230,597,709
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(11,594,428)
NET ASSETS - 100.0%	3,219,003,281

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	27,028,135	163,032,358	167,006,845	346,860	-	-	23,053,648	0.0%
Fidelity Securities Lending Cash Central Fund	-	31,245,337	26,828,186	8,331	-	-	4,417,151	0.0%
Total	27,028,135	194,277,695	193,835,031	355,191	-	-	27,470,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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